Related parties	9 Months Ended
Sep. 30, 2026
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
15 RELATED PARTIES
The Company's commercial and financial transactions with the controlling shareholder and Companies owned by the controlling shareholder Suzano Holding S.A. ("Suzano Group") were carried out in accordance with the corporate governance practices adopted by the Company, as well as those recommended and/or required by the applicable legislation.
The transactions refer mainly to:
Assets: (i) accounts receivable from the sale of Pulp, Paper and Packaging, Consumer Goods and other products; (ii) dividends receivable; (iii) reimbursement for expenses; and (iv) social services;
Liabilities: (i) loan agreements;(ii) reimbursement for expenses; (iii) social services; (iv) real estate consulting; and (v) dividends payable.
Amounts in the statements of income: (i) sale of Pulp, Paper and Packaging, Consumer Goods and other products; (ii) loan charges and exchange variation; (iii) social services and (vi) real estate consulting.
For the nine-month period ended September 30, 2026, there were no material changes in the terms of the agreements, deals and transactions entered into, nor were there any new contracts, agreements or transactions of any different nature entered into between the Company and its related parties, as disclosed in the financial statements for the year ended December 31, 2025.
15.1 Balances recognized in assets and liabilities and amounts of transactions during the year

	Assets		Liabilities		Sales (purchases), net
	09/30/2026	12/31/2025	09/30/2026	12/31/2025	09/30/2026	09/30/2025
Transactions with majority shareholders
Suzano Holding S.A.	64		(1,718)	(412,146)	(48)	(336)
Controller			(893)	(219,817)
Related persons			(146)	(36,053)
Alden Fundo de Investimento em Ações			(124)	(30,444)
	64		(2,881)	(698,460)	(48)	(336)

Transactions with associates and joint operations
Management	576	914			1,775	375
Bexma Participações Ltda.	23	6	(15)		19	11
Naman Capital Ltda.	35		(2)		52	5
Civelec Participações Ltda.	1,930	2,895
Fundação Arymax	22	5	(4)		18	8
Ibema Companhia Brasileira de Papel (1)	55,442	68,209	(2,039)	(658)	106,996	146,503
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	4	2			(2,474)	(3,730)
IPLF Holding S.A.	2		(2)		3	4
Mabex Representações e Participações Ltda.			(953)	(16)	(3,170)	(1,022)
Nemonorte Imóveis e Participações Ltda.				(7)	(88)	(134)
Woodspin Oy					(321)	625
	58,034	72,031	(3,015)	(681)	102,810	142,645
	58,098	72,031	(5,896)	(699,141)	102,762	142,309

Assets
Trade accounts receivable (Note 11)	55,442	68,209
Other assets	2,656	3,822
Liabilities
Trade accounts payable (Note 21)			(3,015)	(681)
Dividends payable			(2,837)	(698,460)
Other liabilities			(44)
	58,098	72,031	(5,896)	(699,141)

(1)Refers mainly to the sale of pulp.
15.2 Management compensation
The amounts presented correspond to expenses related to the compensation of key management personnel, including the Board of Directors, the Fiscal Council, and the Statutory Executive Board, recognized in profit or loss on an accrual basis, encompassing the recognition and reversal of related provisions and, therefore, not necessarily reflecting the cash disbursements made during the period.

	09/30/2026	09/30/2025
Short-term benefits
Salary or compensation	27,795	32,767
Direct and indirect benefits	1,119	836
Bonus	11,082	20,149
	39,996	53,752
Long-term benefits
Share-based compensation plan	14,458	45,658
	14,458	45,658
Payroll charges
Payroll charges	12,548	32,429
	12,548	32,429

	67,002	131,839
Short-term benefits include fixed compensation (salaries and fees, vacation pay, mandatory bonus and “13th month’s salary” bonus), payroll charges (Company’s share of contributions to social security – “INSS”) and variable compensation such as profit sharing, bonuses and benefits (health plan, meal voucher, market voucher, life insurance and private pension plan).
Long-term benefits include Phantom Share plans (PS), Performance Shares, and Share Appreciation Rights (SARs) granted to executives and key members of Management, in accordance with the respective plan regulations, as disclosed in Note 26.